Other Liabilities	12 Months Ended
Dec. 31, 2023
Miscellaneous non-current liabilities [abstract]
Other Liabilities

28. OTHER LIABILITIES

As at December 31,	2023	2022
Renewable Volume Obligation, Net (1)	397	101
Pension and Other Post-Employment Benefit Plan	276	201
Provision for West White Rose Expansion Project (2)	156	204
Provisions for Onerous and Unfavourable Contracts	72	95
Employee Long-Term Incentives	100	245
Drilling Provisions	25	31
Deferred Revenue	—	45
Other	157	120
	1,183	1,042
(1)The gross amounts of the RVO and RINs asset were $785 million and $388 million, respectively (December 31, 2022 – $1.1 billion and $1.0 billion, respectively).
(2)Cenovus expects to draw down the provision by $73 million in the next 12 months.